Strategic License Agreement - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 27, 2023	Mar. 21, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized					$ 886	$ 2,329	$ 18,739
Deferred revenue					0	2,696
Deferred revenue, current					0	517
Contract assets					0	0
Proceeds from sale of intangible assets					15,000	0	0
Gain on sale of in-process research and development asset					16,449	0	0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Global Rights To Pegzilarginase
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Proceeds from sale of intangible assets	$ 15,000
Contingent consideration	100,000
Carrying value of assets	0
Gain on sale of in-process research and development asset	16,400
Contingent reimbursement of pre-paid manufacturing costs	1,800
Derecognition of nonfinancial assets and liabilities	$ 400
Immedica Pharma AB
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Reimbursement			$ 3,000
Non refundable payment received		$ 21,500
Percentage of payment for cost incurred in trial		50.00%
Maximum amount of costs to reimburse		$ 1,800
Additional upfront payment to be received		$ 120,800
Milestone payments exchange rate		1.07
Upfront payment		$ 21,500
Estimated amount incurred			3,600
Related party transaction amount			25,100
Allocation for stand-alone selling prices			12,000
Deferred revenue						2,700
Deferred revenue, current						500
Immedica Pharma AB | PEACE Trial and BLA Package
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Allocated amount of modified transaction price			9,600
Revenue recognized					$ 900	$ 2,300	6,700
Immedica Pharma AB | PIP Trial
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Allocated amount of modified transaction price			$ 3,500
Immedica Pharma AB | License Agreements
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized				$ 12,000			$ 12,000